Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Martin Currie Emerging Markets Fund
Class Name	Class A
Trading Symbol	MACEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Martin Currie Emerging Markets Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$142	1.30%
[1]
Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Martin Currie Emerging Markets Fund returned 19.10%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 26.05% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	TSMC, a leading packaging provider for NVIDIA server chips, was the largest driver of performance as it had many growth drivers over the period including with key end client Apple.
↑	SK Hynix, a semiconductor vendor and supplier of memory chips, has direct leverage as one of the sole providers of high bandwidth memory which is used in the AI server chips.
↑	Tencent, an internet company, outperformed following strong operating performance and continued traction in the China gaming market where growth has rebounded.

Top detractors from performance:
↓
Samsung Electronics, a consumer electronics company, underperformed as a result of delays into their high bandwidth memory business and the company was impacted by a slowdown in overall end demand markets for memory.

↓
Wuxi Biologics, a global contract research development and manufacturing organization, was impacted by proposed U.S. legislation prohibiting federal funding in connection with biotechnology equipment produced or services provided by certain Chinese companies, including Wuxi. Not held at period end as a result of growing geopolitical risk.

↓
Cosan, a Brazilian energy company, was impacted by short-term weakness in sugar prices as well as sentiment from a change of CEO at one of their operating units. It has also been indirectly impacted by weakness in its core investment holding, Vale.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	Since Inception (7/16/2018)
Class A	19.10	3.10	1.94
Class A (with sales charge)	12.57	1.89	0.97
MSCI All Country World ex-U.S. Index-NR	25.35	7.59	5.85
MSCI Emerging Markets Index-NR	26.05	5.75	5.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 465,258,756
Holdings Count | $ / shares	53	[2]
Advisory Fees Paid, Amount	$ 3,736,313
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$465,258,756
Total Number of Portfolio Holdings*	53
Total Management Fee Paid	$3,736,313
Portfolio Turnover Rate	19%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Martin Currie Emerging Markets Fund
Class Name	Class C
Trading Symbol	MCECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Martin Currie Emerging Markets Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$211	1.93%
[3]
Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Martin Currie Emerging Markets Fund returned 18.36%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 26.05% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	TSMC, a leading packaging provider for NVIDIA server chips, was the largest driver of performance as it had many growth drivers over the period including with key end client Apple.
↑	SK Hynix, a semiconductor vendor and supplier of memory chips, has direct leverage as one of the sole providers of high bandwidth memory which is used in the AI server chips.
↑	Tencent, an internet company, outperformed following strong operating performance and continued traction in the China gaming market where growth has rebounded.

Top detractors from performance:
↓
Samsung Electronics, a consumer electronics company, underperformed as a result of delays into their high bandwidth memory business and the company was impacted by a slowdown in overall end demand markets for memory.

↓
Wuxi Biologics, a global contract research development and manufacturing organization, was impacted by proposed U.S. legislation prohibiting federal funding in connection with biotechnology equipment produced or services provided by certain Chinese companies, including Wuxi. Not held at period end as a result of growing geopolitical risk.

↓
Cosan, a Brazilian energy company, was impacted by short-term weakness in sugar prices as well as sentiment from a change of CEO at one of their operating units. It has also been indirectly impacted by weakness in its core investment holding, Vale.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	Since Inception (7/16/2018)
Class C	18.36	2.37	1.22
Class C (with sales charge)	17.36	2.37	1.22
MSCI All Country World ex-U.S. Index-NR	25.35	7.59	5.85
MSCI Emerging Markets Index-NR	26.05	5.75	5.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 465,258,756
Holdings Count | $ / shares	53	[4]
Advisory Fees Paid, Amount	$ 3,736,313
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$465,258,756
Total Number of Portfolio Holdings*	53
Total Management Fee Paid	$3,736,313
Portfolio Turnover Rate	19%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	Martin Currie Emerging Markets Fund
Class Name	Class FI
Trading Symbol	MEFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Martin Currie Emerging Markets Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$129	1.18%
[5]
Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class FI shares of Martin Currie Emerging Markets Fund returned 19.33%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 26.05% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	TSMC, a leading packaging provider for NVIDIA server chips, was the largest driver of performance as it had many growth drivers over the period including with key end client Apple.
↑	SK Hynix, a semiconductor vendor and supplier of memory chips, has direct leverage as one of the sole providers of high bandwidth memory which is used in the AI server chips.
↑	Tencent, an internet company, outperformed following strong operating performance and continued traction in the China gaming market where growth has rebounded.

Top detractors from performance:
↓
Samsung Electronics, a consumer electronics company, underperformed as a result of delays into their high bandwidth memory business and the company was impacted by a slowdown in overall end demand markets for memory.

↓
Wuxi Biologics, a global contract research development and manufacturing organization, was impacted by proposed U.S. legislation prohibiting federal funding in connection with biotechnology equipment produced or services provided by certain Chinese companies, including Wuxi. Not held at period end as a result of growing geopolitical risk.

↓
Cosan, a Brazilian energy company, was impacted by short-term weakness in sugar prices as well as sentiment from a change of CEO at one of their operating units. It has also been indirectly impacted by weakness in its core investment holding, Vale.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	Since Inception (5/29/2015)
Class FI	19.33	3.10	3.96
MSCI All Country World ex-U.S. Index-NR	25.35	7.59	5.28
MSCI Emerging Markets Index-NR	26.05	5.75	4.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 465,258,756
Holdings Count | $ / shares	53	[6]
Advisory Fees Paid, Amount	$ 3,736,313
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$465,258,756
Total Number of Portfolio Holdings*	53
Total Management Fee Paid	$3,736,313
Portfolio Turnover Rate	19%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Martin Currie Emerging Markets Fund
Class Name	Class I
Trading Symbol	MCEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Martin Currie Emerging Markets Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$103	0.94%
[7]
Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class I shares of Martin Currie Emerging Markets Fund returned 19.56%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 26.05% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	TSMC, a leading packaging provider for NVIDIA server chips, was the largest driver of performance as it had many growth drivers over the period including with key end client Apple.
↑	SK Hynix, a semiconductor vendor and supplier of memory chips, has direct leverage as one of the sole providers of high bandwidth memory which is used in the AI server chips.
↑	Tencent, an internet company, outperformed following strong operating performance and continued traction in the China gaming market where growth has rebounded.

Top detractors from performance:
↓
Samsung Electronics, a consumer electronics company, underperformed as a result of delays into their high bandwidth memory business and the company was impacted by a slowdown in overall end demand markets for memory.

↓
Wuxi Biologics, a global contract research development and manufacturing organization, was impacted by proposed U.S. legislation prohibiting federal funding in connection with biotechnology equipment produced or services provided by certain Chinese companies, including Wuxi. Not held at period end as a result of growing geopolitical risk.

↓
Cosan, a Brazilian energy company, was impacted by short-term weakness in sugar prices as well as sentiment from a change of CEO at one of their operating units. It has also been indirectly impacted by weakness in its core investment holding, Vale.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	Since Inception (5/29/2015)
Class I	19.56	3.41	4.27
MSCI All Country World ex-U.S. Index-NR	25.35	7.59	5.28
MSCI Emerging Markets Index-NR	26.05	5.75	4.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 465,258,756
Holdings Count | $ / shares	53	[8]
Advisory Fees Paid, Amount	$ 3,736,313
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$465,258,756
Total Number of Portfolio Holdings*	53
Total Management Fee Paid	$3,736,313
Portfolio Turnover Rate	19%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Martin Currie Emerging Markets Fund
Class Name	Class IS
Trading Symbol	MCEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Martin Currie Emerging Markets Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$91	0.83%
[9]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class IS shares of Martin Currie Emerging Markets Fund returned 19.78%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 26.05% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	TSMC, a leading packaging provider for NVIDIA server chips, was the largest driver of performance as it had many growth drivers over the period including with key end client Apple.
↑	SK Hynix, a semiconductor vendor and supplier of memory chips, has direct leverage as one of the sole providers of high bandwidth memory which is used in the AI server chips.
↑	Tencent, an internet company, outperformed following strong operating performance and continued traction in the China gaming market where growth has rebounded.

Top detractors from performance:
↓
Samsung Electronics, a consumer electronics company, underperformed as a result of delays into their high bandwidth memory business and the company was impacted by a slowdown in overall end demand markets for memory.

↓
Wuxi Biologics, a global contract research development and manufacturing organization, was impacted by proposed U.S. legislation prohibiting federal funding in connection with biotechnology equipment produced or services provided by certain Chinese companies, including Wuxi. Not held at period end as a result of growing geopolitical risk.

↓
Cosan, a Brazilian energy company, was impacted by short-term weakness in sugar prices as well as sentiment from a change of CEO at one of their operating units. It has also been indirectly impacted by weakness in its core investment holding, Vale.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	Since Inception (5/29/2015)
Class IS	19.78	3.53	4.42
MSCI All Country World ex-U.S. Index-NR	25.35	7.59	5.28
MSCI Emerging Markets Index-NR	26.05	5.75	4.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 465,258,756
Holdings Count | $ / shares	53	[10]
Advisory Fees Paid, Amount	$ 3,736,313
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$465,258,756
Total Number of Portfolio Holdings*	53
Total Management Fee Paid	$3,736,313
Portfolio Turnover Rate	19%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.